Distribution Date:	09/12/24	COMM 2015-CCRE24 Mortgage Trust
Determination Date:	09/06/24
Next Distribution Date:	10/11/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE24

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-16				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	26	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593JBA3	1.652000%	70,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593JBB1	3.022000%	14,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593JBC9	3.445000%	107,950,000.00	9,702,267.97	3,023,824.21	27,853.59	0.00	0.00	3,051,677.80	6,678,443.76	38.92%	30.00%
A-3	12593JBD7	3.214000%	8,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593JBE5	3.432000%	300,000,000.00	181,250,530.72	6,882,011.29	518,376.52	0.00	0.00	7,400,387.81	174,368,519.43	38.92%	30.00%
A-5	12593JBF2	3.696000%	470,508,000.00	470,508,000.00	0.00	1,449,164.64	0.00	0.00	1,449,164.64	470,508,000.00	38.92%	30.00%
A-M	12593JBH8	4.028000%	85,025,000.00	85,025,000.00	0.00	285,400.58	0.00	0.00	285,400.58	85,025,000.00	30.95%	23.88%
B	12593JBJ4	4.495130%	95,435,000.00	95,435,000.00	0.00	357,493.93	0.00	0.00	357,493.93	95,435,000.00	22.00%	17.00%
C	12593JBK1	4.495130%	62,467,000.00	62,467,000.00	0.00	233,997.73	0.00	0.00	233,997.73	62,467,000.00	16.15%	12.50%
D	12593JBL9	3.463000%	71,143,000.00	71,143,000.00	0.00	205,306.84	0.00	0.00	205,306.84	71,143,000.00	9.48%	7.38%
E	12593JAL0	3.245130%	31,234,000.00	31,234,000.00	0.00	84,465.32	0.00	0.00	84,465.32	31,234,000.00	6.55%	5.13%
F	12593JAN6	3.245130%	13,881,000.00	13,881,000.00	0.00	37,538.04	0.00	0.00	37,538.04	13,881,000.00	5.25%	4.13%
G	12593JAQ9	3.245130%	15,617,000.00	15,617,000.00	0.00	45,418.37	0.00	0.00	45,418.37	15,617,000.00	3.78%	3.00%
H*	12593JAS5	3.245130%	41,645,303.00	40,345,086.23	0.00	1,015,480.44	0.00	0.00	1,015,480.44	40,345,086.23	0.00%	0.00%
V	12593JAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593JAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,388,155,303.00	1,076,607,884.92	9,905,835.50	4,260,496.00	0.00	0.00	14,166,331.50	1,066,702,049.42

X-A	12593JBG0	0.828678%	1,056,733,000.00	746,485,798.69	0.00	515,496.83	0.00	0.00	515,496.83	736,579,963.19
X-B	12593JAA4	0.000000%	157,902,000.00	157,902,000.00	0.00	0.00	0.00	0.00	0.00	157,902,000.00
X-C	12593JAC0	1.032130%	71,143,000.00	71,143,000.00	0.00	61,190.68	0.00	0.00	61,190.68	71,143,000.00
X-D	12593JAE6	1.250000%	31,234,000.00	31,234,000.00	0.00	32,535.42	0.00	0.00	32,535.42	31,234,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12593JAG1	1.250000%	29,498,000.00	29,498,000.00	0.00	30,727.08	0.00	0.00	30,727.08	29,498,000.00
X-F	12593JAJ5	1.250000%	41,645,303.00	40,345,086.23	0.00	42,026.13	0.00	0.00	42,026.13	40,345,086.23
Notional SubTotal			1,388,155,303.00	1,076,607,884.92	0.00	681,976.14	0.00	0.00	681,976.14	1,066,702,049.42

Deal Distribution Total					9,905,835.50	4,942,472.14	0.00	0.00	14,848,307.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593JBC9	89.87742446	28.01134053	0.25802307	0.00000000	0.00000000	0.00000000	0.00000000	28.26936359	61.86608393
A-3	12593JBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593JBE5	604.16843573	22.94003763	1.72792173	0.00000000	0.00000000	0.00000000	0.00000000	24.66795937	581.22839810
A-5	12593JBF2	1,000.00000000	0.00000000	3.08000000	0.00000000	0.00000000	0.00000000	0.00000000	3.08000000	1,000.00000000
A-M	12593JBH8	1,000.00000000	0.00000000	3.35666663	0.00000000	0.00000000	0.00000000	0.00000000	3.35666663	1,000.00000000
B	12593JBJ4	1,000.00000000	0.00000000	3.74594153	0.00000000	0.00000000	0.00000000	0.00000000	3.74594153	1,000.00000000
C	12593JBK1	1,000.00000000	0.00000000	3.74594154	0.00000000	0.00000000	0.00000000	0.00000000	3.74594154	1,000.00000000
D	12593JBL9	1,000.00000000	0.00000000	2.88583332	0.00000000	0.00000000	0.00000000	0.00000000	2.88583332	1,000.00000000
E	12593JAL0	1,000.00000000	0.00000000	2.70427483	0.00000000	0.00000000	0.00000000	0.00000000	2.70427483	1,000.00000000
F	12593JAN6	1,000.00000000	0.00000000	2.70427491	0.00000000	0.00000000	0.00000000	0.00000000	2.70427491	1,000.00000000
G	12593JAQ9	1,000.00000000	0.00000000	2.90826471	(0.20398988)	0.00000000	0.00000000	0.00000000	2.90826471	1,000.00000000
H	12593JAS5	968.77878953	0.00000000	24.38403294	(21.76418887)	36.04234096	0.00000000	0.00000000	24.38403294	968.77878953
V	12593JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593JBG0	706.40909169	0.00000000	0.48782127	0.00000000	0.00000000	0.00000000	0.00000000	0.48782127	697.03507243
X-B	12593JAA4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593JAC0	1,000.00000000	0.00000000	0.86010823	0.00000000	0.00000000	0.00000000	0.00000000	0.86010823	1,000.00000000
X-D	12593JAE6	1,000.00000000	0.00000000	1.04166677	0.00000000	0.00000000	0.00000000	0.00000000	1.04166677	1,000.00000000
X-E	12593JAG1	1,000.00000000	0.00000000	1.04166655	0.00000000	0.00000000	0.00000000	0.00000000	1.04166655	1,000.00000000
X-F	12593JAJ5	968.77878953	0.00000000	1.00914454	0.00000000	0.00000000	0.00000000	0.00000000	1.00914454	968.77878953

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/24 - 08/30/24	30	0.00	27,853.59	0.00	27,853.59	0.00	0.00	0.00	27,853.59	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/24 - 08/30/24	30	0.00	518,376.52	0.00	518,376.52	0.00	0.00	0.00	518,376.52	0.00
A-5	08/01/24 - 08/30/24	30	0.00	1,449,164.64	0.00	1,449,164.64	0.00	0.00	0.00	1,449,164.64	0.00
X-A	08/01/24 - 08/30/24	30	0.00	515,496.83	0.00	515,496.83	0.00	0.00	0.00	515,496.83	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	08/01/24 - 08/30/24	30	0.00	61,190.68	0.00	61,190.68	0.00	0.00	0.00	61,190.68	0.00
X-D	08/01/24 - 08/30/24	30	0.00	32,535.42	0.00	32,535.42	0.00	0.00	0.00	32,535.42	0.00
X-E	08/01/24 - 08/30/24	30	0.00	30,727.08	0.00	30,727.08	0.00	0.00	0.00	30,727.08	0.00
X-F	08/01/24 - 08/30/24	30	0.00	42,026.13	0.00	42,026.13	0.00	0.00	0.00	42,026.13	0.00
A-M	08/01/24 - 08/30/24	30	0.00	285,400.58	0.00	285,400.58	0.00	0.00	0.00	285,400.58	0.00
B	08/01/24 - 08/30/24	30	0.00	357,493.93	0.00	357,493.93	0.00	0.00	0.00	357,493.93	0.00
C	08/01/24 - 08/30/24	30	0.00	233,997.73	0.00	233,997.73	0.00	0.00	0.00	233,997.73	0.00
D	08/01/24 - 08/30/24	30	0.00	205,306.84	0.00	205,306.84	0.00	0.00	0.00	205,306.84	0.00
E	08/01/24 - 08/30/24	30	0.00	84,465.32	0.00	84,465.32	0.00	0.00	0.00	84,465.32	0.00
F	08/01/24 - 08/30/24	30	0.00	37,538.04	0.00	37,538.04	0.00	0.00	0.00	37,538.04	0.00
G	08/01/24 - 08/30/24	30	3,185.71	42,232.66	0.00	42,232.66	(3,185.71)	0.00	0.00	45,418.37	0.00
H	08/01/24 - 08/30/24	30	2,407,370.45	109,104.20	0.00	109,104.20	(906,376.24)	0.00	0.00	1,015,480.44	1,500,994.21
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,410,556.16	4,032,910.19	0.00	4,032,910.19	(909,561.95)	0.00	0.00	4,942,472.14	1,500,994.21

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	14,848,307.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,049,325.67	Master Servicing Fee	11,248.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,756.65
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	463.54
ARD Interest	0.00	Operating Advisor Fee	1,736.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,049,325.67	Total Fees	16,415.44

Principal		Expenses/Reimbursements
Scheduled Principal	1,918,055.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(107,190.15)
Principal Prepayments	7,987,780.24	Special Servicing Fees (Monthly)	(71,308.11)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,905,835.50	Total Expenses/Reimbursements	(178,498.26)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,942,472.14
Gain on Sale / Excess Liquidation Proceeds	731,063.69	Principal Distribution	9,905,835.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	731,063.69	Total Payments to Certificateholders and Others	14,848,307.64
Total Funds Collected	14,686,224.86	Total Funds Distributed	14,686,224.82

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,076,607,884.92	1,076,607,884.92	Beginning Certificate Balance	1,076,607,884.92
(-) Scheduled Principal Collections	1,918,055.26	1,918,055.26	(-) Principal Distributions	9,905,835.50
(-) Unscheduled Principal Collections	7,987,780.24	7,987,780.24	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,066,702,049.42	1,066,702,049.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,077,990,159.11	1,077,990,159.11	Ending Certificate Balance	1,066,702,049.42
Ending Actual Collateral Balance	1,067,918,630.70	1,067,918,630.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	150,859,300.94	14.14%	9	4.5254	NAP	Defeased	16	150,859,300.94	14.14%	9	4.5254	NAP
7,499,999 or less	31	111,031,585.55	10.41%	9	4.6050	1.902493	1.39 or less	11	327,912,466.79	30.74%	12	4.1752	0.820934
7,500,000 to 14,999,999	5	58,177,913.71	5.45%	10	4.4187	1.710104	1.40 to 1.44	5	31,535,649.42	2.96%	10	4.4152	1.417963
15,000,000 to 24,999,999	7	134,443,314.46	12.60%	8	4.5201	1.950627	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	7	237,824,254.29	22.30%	10	4.3297	1.267595	1.55 to 1.99	24	296,159,703.86	27.76%	10	4.5000	1.757241
50,000,000 to 74,999,999	2	117,709,965.87	11.03%	11	4.4849	1.483330	2.00 to 2.49	7	77,418,231.49	7.26%	9	4.5160	2.350439
75,000,000 or greater	3	256,655,714.60	24.06%	13	4.0514	1.958850	2.50 to 2.99	5	125,440,965.49	11.76%	10	4.3734	2.749023
Totals	71	1,066,702,049.42	100.00%	11	4.3650	1.651996	3.00 or greater	3	57,375,731.43	5.38%	10	4.0825	3.322859
							Totals	71	1,066,702,049.42	100.00%	11	4.3650	1.651996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	29	150,859,300.94	14.14%	9	4.5254	NAP
							Defeased	29	150,859,300.94	14.14%	9	4.5254	NAP
Alabama	1	2,772,774.74	0.26%	10	4.9700	1.443900
							Industrial	23	106,228,272.14	9.96%	10	4.3727	1.656395
Arizona	2	9,707,527.93	0.91%	9	4.4831	2.565428
							Lodging	10	241,870,522.71	22.67%	10	4.5112	1.630656
California	12	299,674,140.48	28.09%	13	4.1656	1.938038
							Mixed Use	5	118,507,451.08	11.11%	10	4.1802	1.961056
Colorado	3	32,825,702.51	3.08%	10	4.6473	1.211366
							Mobile Home Park	3	8,085,693.93	0.76%	10	4.6008	1.560929
Florida	10	137,204,584.70	12.86%	9	4.4240	2.344517
							Multi-Family	12	72,356,945.67	6.78%	10	4.6789	1.910646
Illinois	4	8,115,131.33	0.76%	10	4.5217	1.727248
							Office	16	126,090,649.66	11.82%	10	4.1838	1.324587
Indiana	7	24,779,942.33	2.32%	10	4.3060	1.636900
							Retail	19	241,869,141.67	22.67%	13	4.1976	1.776116
Kentucky	8	47,557,296.91	4.46%	10	4.3871	2.118015
							Self Storage	1	834,070.07	0.08%	10	4.7110	1.863500
Michigan	11	46,686,897.58	4.38%	10	4.6381	1.363523
							Totals	118	1,066,702,049.42	100.00%	11	4.3650	1.651996
Minnesota	1	6,863,396.27	0.64%	10	4.9430	1.993900

Mississippi	1	6,611,395.60	0.62%	8	4.3800	2.857200

Nevada	3	20,183,842.45	1.89%	10	4.6244	1.934770

New York	2	53,371,532.10	5.00%	10	3.8097	0.753691

North Carolina	3	11,735,893.17	1.10%	10	4.3104	1.562903

Ohio	3	20,175,772.62	1.89%	9	4.1795	2.185004

Oregon	1	49,921,743.31	4.68%	11	4.7800	(0.366900)

Pennsylvania	1	51,309,965.87	4.81%	10	4.2700	1.000800

South Carolina	1	10,214,430.19	0.96%	10	4.3060	1.636900

Tennessee	6	15,371,732.76	1.44%	10	4.4261	1.751357

Texas	8	56,088,888.96	5.26%	9	4.5350	1.845207

Wisconsin	1	4,670,155.12	0.44%	10	4.5420	1.552200

Totals	118	1,066,702,049.42	100.00%	11	4.3650	1.651996

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	150,859,300.94	14.14%	9	4.5254	NAP	Defeased	16	150,859,300.94	14.14%	9	4.5254	NAP
	4.4999% or less	21	520,468,898.37	48.79%	11	4.0869	1.929750	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	19	290,310,697.65	27.22%	10	4.5987	1.600845	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	15	105,063,152.46	9.85%	10	4.8669	0.786917	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	1,066,702,049.42	100.00%	11	4.3650	1.651996	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	55	915,842,748.48	85.86%	11	4.3386	1.694388
								Totals	71	1,066,702,049.42	100.00%	11	4.3650	1.651996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	150,859,300.94	14.14%	9	4.5254	NAP	Defeased	16	150,859,300.94	14.14%	9	4.5254	NAP
	60 months or less	55	915,842,748.48	85.86%	11	4.3386	1.694388	Interest Only	14	267,895,400.00	25.11%	10	4.4061	2.387031
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	41	647,947,348.48	60.74%	11	4.3107	1.408014
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	71	1,066,702,049.42	100.00%	11	4.3650	1.651996
	Totals	71	1,066,702,049.42	100.00%	11	4.3650	1.651996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	150,859,300.94	14.14%	9	4.5254	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	859,632,390.22	80.59%	11	4.3080	1.825408
	12 to 24 months	2	56,210,358.26	5.27%	11	4.8070	(0.309317)
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	1,066,702,049.42	100.00%	11	4.3650	1.651996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100419	RT	Lakewood	CA	Actual/360	3.432%	233,152.88	428,421.62	0.00	N/A	06/01/26	--	78,892,245.24	78,463,823.62	09/01/24
2	304241002	LO	Miami Beach	FL	Actual/360	4.340%	355,036.11	0.00	0.00	N/A	07/06/25	--	95,000,000.00	95,000,000.00	09/06/24
3	656100443	IN	Various	Various	Actual/360	4.306%	308,942.04	127,058.94	0.00	N/A	07/01/25	--	83,318,949.92	83,191,890.98	09/01/24
5	407000509	RT	Los Angeles	CA	Actual/360	4.651%	265,933.84	0.00	0.00	N/A	08/06/25	--	66,400,000.00	66,400,000.00	09/06/24
6	304241006	MU	Pittsburgh	PA	Actual/360	4.270%	189,099.99	118,601.56	0.00	N/A	07/06/25	--	51,428,567.43	51,309,965.87	09/06/24
7	28200723	OF	New York	NY	Actual/360	3.665%	140,459.25	165,250.52	0.00	N/A	07/06/25	--	44,505,857.93	44,340,607.41	09/06/24
8	304241008	LO	Portland	OR	Actual/360	4.780%	205,896.40	100,326.02	0.00	N/A	08/06/25	--	50,022,069.33	49,921,743.31	09/06/23
9	407000505	MF	Sacramento	CA	Actual/360	4.511%	128,582.87	63,202.55	0.00	N/A	08/06/25	--	33,098,092.40	33,034,889.85	09/06/24
10	28000697	MH	Bohemia	NY	Actual/360	4.386%	132,363.51	55,861.74	0.00	N/A	07/06/25	04/06/25	35,046,161.77	34,990,300.03	09/06/24
11	301880087	OF	Various	MI	Actual/360	4.582%	113,436.00	50,777.71	0.00	N/A	07/06/25	--	28,749,919.17	28,699,141.46	09/06/24
12	28000715	LO	Centennial	CO	Actual/360	4.652%	107,482.14	50,339.41	0.00	N/A	07/06/25	--	26,831,034.52	26,780,695.11	09/06/24
13	304241013	MU	Los Angeles	CA	Actual/360	3.898%	100,698.33	0.00	0.00	N/A	07/06/25	--	30,000,000.00	30,000,000.00	09/06/24
14	656100441	MF	Irving	TX	Actual/360	4.510%	100,727.23	46,383.87	0.00	N/A	07/06/25	--	25,936,486.14	25,890,102.27	09/06/24
15	407000487	RT	San Francisco	CA	Actual/360	4.253%	91,869.75	40,993.54	0.00	N/A	07/06/25	--	25,088,170.69	25,047,177.15	09/06/24
16	28000653	MU	Fort Worth	TX	Actual/360	4.240%	77,792.47	49,959.74	0.00	N/A	05/06/25	--	21,306,520.26	21,256,560.52	09/06/24
17	304241017	IN	Arlington	TX	Actual/360	4.614%	91,678.50	40,535.26	0.00	N/A	07/06/25	--	23,076,916.42	23,036,381.16	09/06/24
18	28000709	OF	Chattanooga	TN	Actual/360	4.805%	83,203.04	42,789.19	0.00	N/A	07/06/25	--	20,108,820.12	20,066,030.93	09/06/24
20	407000485	MF	Various	Various	Actual/360	4.892%	82,887.07	35,452.02	0.00	N/A	07/06/25	--	19,676,195.31	19,640,743.29	09/06/24
21	28000698	MH	East Hampton	NY	Actual/360	4.377%	74,930.90	31,741.63	0.00	N/A	07/06/25	04/06/25	19,880,403.44	19,848,661.81	09/06/24
22	407000368	RT	Vero Beach	FL	Actual/360	4.551%	70,958.71	36,076.26	0.00	N/A	12/06/24	--	18,108,705.75	18,072,629.49	09/06/24
23	304241023	OF	Louisville	KY	Actual/360	4.242%	76,214.39	0.00	0.00	N/A	06/06/25	--	20,862,000.00	20,862,000.00	09/06/24
25	656100429	LO	Cuyahoga Falls	OH	Actual/360	4.060%	47,167.83	48,440.14	0.00	N/A	06/06/25	--	13,491,514.55	13,443,074.41	09/06/24
26	407000496	RT	Las Vegas	NV	Actual/360	4.713%	59,335.59	31,557.55	0.00	N/A	07/06/25	--	14,621,929.28	14,590,371.73	09/06/24
27	304241027	LO	Cambria	CA	Actual/360	4.575%	64,313.70	0.00	0.00	N/A	06/06/25	--	16,325,000.00	16,325,000.00	09/06/24
28	304241028	LO	Pismo Beach	CA	Actual/360	4.575%	60,078.65	0.00	0.00	N/A	06/06/25	--	15,250,000.00	15,250,000.00	09/06/24
29	304241029	LO	Cambria	CA	Actual/360	4.575%	48,259.90	0.00	0.00	N/A	06/06/25	--	12,250,000.00	12,250,000.00	09/06/24
30	304241030	IN	Anaheim	CA	Actual/360	4.150%	38,595.00	0.00	0.00	N/A	01/06/25	--	10,800,000.00	10,800,000.00	09/06/24
31	301880057	MF	St. Louis	MO	Actual/360	4.527%	36,222.10	17,910.88	0.00	N/A	06/06/25	03/06/25	9,291,887.15	9,273,976.27	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	656100437	OF	San Francisco	CA	Actual/360	4.160%	31,811.57	16,856.97	0.00	N/A	07/06/25	--	8,880,399.85	8,863,542.88	09/06/24
34	656100434	MU	Brooklyn	NY	Actual/360	4.520%	35,205.09	14,058.72	0.00	N/A	07/06/25	--	9,044,983.41	9,030,924.69	09/06/24
35	28000668	LO	Corpus Christi	TX	Actual/360	5.021%	27,343.03	35,463.03	0.00	N/A	05/06/25	--	6,324,077.98	6,288,614.95	09/06/24
36	304241036	RT	Virginia Beach	VA	Actual/360	4.779%	32,935.64	8,002,476.45	0.00	N/A	07/06/22	--	8,002,476.45	0.00	09/06/24
37	407000482	MF	Bemidji	MN	Actual/360	4.943%	29,274.83	14,326.00	0.00	N/A	07/06/25	--	6,877,722.27	6,863,396.27	09/06/24
38	301880059	LO	Dlberville	MS	Actual/360	4.380%	24,993.40	15,222.81	0.00	N/A	05/06/25	--	6,626,618.41	6,611,395.60	09/06/24
39	301880066	RT	East Lansing	MI	Actual/360	4.433%	27,419.01	11,415.50	0.00	N/A	06/06/25	--	7,182,818.65	7,171,403.15	09/06/24
40	28000710	OF	Wyoming	MI	Actual/360	5.000%	28,254.41	9,994.13	0.00	07/06/25	07/06/30	--	6,562,315.69	6,552,321.56	09/06/24
41	301880069	OF	Delray Beach	FL	Actual/360	4.422%	23,246.62	11,897.67	0.00	N/A	07/06/25	--	6,104,947.57	6,093,049.90	09/06/24
42	304241042	MU	Garden Grove	CA	Actual/360	4.110%	24,455.64	0.00	0.00	N/A	05/06/25	--	6,910,000.00	6,910,000.00	09/06/24
45	656100432	RT	Glendale	AZ	Actual/360	4.380%	21,557.21	10,515.84	0.00	N/A	06/06/25	--	5,715,566.09	5,705,050.25	09/06/24
46	28000708	OF	Englewood	CO	Actual/360	4.888%	19,798.33	9,881.53	0.00	N/A	07/06/25	--	4,703,683.21	4,693,801.68	09/06/24
47	301880078	MF	Wausau	WI	Actual/360	4.542%	18,300.72	8,940.62	0.00	N/A	07/06/25	--	4,679,095.74	4,670,155.12	09/06/24
48	304241048	RT	Loveland	CO	Actual/360	4.450%	15,487.66	13,821.25	0.00	N/A	07/06/25	--	4,041,724.66	4,027,903.41	09/06/24
49	28000705	OF	Grand Rapids	MI	Actual/360	4.805%	17,680.64	9,092.71	0.00	N/A	07/06/25	--	4,273,124.12	4,264,031.41	09/06/24
50	301880073	RT	Temecula	CA	Actual/360	4.546%	16,666.59	8,804.52	0.00	N/A	06/06/25	--	4,257,532.96	4,248,728.44	09/06/24
51	407000473	RT	Miami	FL	Actual/360	4.585%	16,065.60	9,011.53	0.00	N/A	03/06/25	--	4,068,656.78	4,059,645.25	09/06/24
52	407000501	RT	Margate	FL	Actual/360	4.524%	17,645.94	6,997.51	0.00	N/A	08/06/25	--	4,529,631.68	4,522,634.17	09/06/24
54	301880075	MH	Brooksville	FL	Actual/360	4.561%	12,543.32	6,083.22	0.00	N/A	07/06/25	--	3,193,694.62	3,187,611.40	09/06/24
55	301880076	SS	Brooksville	FL	Actual/360	4.711%	3,390.35	1,672.82	0.00	N/A	07/06/25	--	835,742.89	834,070.07	09/06/24
57	301880063	OF	Raleigh	NC	Actual/360	4.320%	13,784.61	8,537.48	0.00	N/A	06/06/25	--	3,705,541.44	3,697,003.96	09/06/24
58	656100433	RT	Glendale	AZ	Actual/360	4.630%	15,982.13	6,138.74	0.00	N/A	06/06/25	--	4,008,616.42	4,002,477.68	09/06/24
			Colorado Springs &
59	28000685	MH		CO	Actual/360	4.588%	12,819.02	11,016.65	0.00	N/A	06/06/25	--	3,244,682.67	3,233,666.02	09/06/24
			Ma
60	28000683	MF	Bowling Green	KY	Actual/360	5.012%	13,939.88	6,702.24	0.00	N/A	06/06/25	--	3,229,897.30	3,223,195.06	09/06/24
61	407000498	SS	Houston	TX	Actual/360	4.857%	13,163.14	6,642.35	0.00	N/A	07/06/25	04/06/25	3,146,933.31	3,140,290.96	09/06/24
62	304241062	SS	Spring Hill	FL	Actual/360	4.875%	13,688.49	5,892.21	0.00	N/A	05/06/25	--	3,260,782.91	3,254,890.70	09/06/24
63	407000469	MF	McAllen	TX	Actual/360	4.508%	11,850.14	5,901.53	0.00	N/A	06/06/25	--	3,052,334.53	3,046,433.00	09/06/24
64	301880088	RT	Edinburg	TX	Actual/360	5.015%	12,743.08	6,077.78	0.00	N/A	07/06/25	04/06/25	2,950,829.52	2,944,751.74	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
65	304241065	MH	Merced	CA	Actual/360	4.380%	10,890.96	6,594.35	0.00	N/A	06/06/25	--	2,887,572.89	2,880,978.54	09/06/24
66	301880082	RT	Las Vegas	NV	Actual/360	4.380%	10,866.69	6,618.62	0.00	N/A	05/06/25	--	2,881,138.26	2,874,519.64	09/06/24
67	407000491	MF	Troy	AL	Actual/360	4.970%	11,891.37	5,763.29	0.00	N/A	07/06/25	--	2,778,538.03	2,772,774.74	09/06/24
68	407000476	OF	Las Vegas	NV	Actual/360	4.410%	10,348.75	6,195.86	0.00	N/A	06/06/25	--	2,725,146.94	2,718,951.08	09/06/24
69	304241069	MF	Englewood	OH	Actual/360	4.630%	9,304.15	5,100.14	0.00	N/A	07/06/25	--	2,333,654.42	2,328,554.28	09/06/24
70	301880074	MF	Ionia	MI	Actual/360	4.550%	8,936.77	5,078.89	0.00	N/A	03/06/25	--	2,280,920.14	2,275,841.25	09/06/24
72	28000695	MH	Gypsum	CO	Actual/360	4.979%	8,666.23	4,186.70	0.00	N/A	07/06/25	--	2,021,290.69	2,017,103.99	09/06/24
73	407000478	RT	Oviedo	FL	Actual/360	4.965%	7,900.48	3,862.58	0.00	N/A	06/06/25	--	1,847,885.52	1,844,022.94	09/06/24
74	304241074	MF	Jacksonville	FL	Actual/360	4.380%	6,394.57	3,846.82	0.00	N/A	07/06/25	--	1,695,421.93	1,691,575.11	09/06/24
75	407000467	SS	Georgetown	KY	Actual/360	4.189%	5,324.99	3,466.29	0.00	N/A	03/06/25	--	1,476,038.15	1,472,571.86	09/06/24
76	28000690	RT	Canyon Lake	TX	Actual/360	5.200%	4,016.57	0.00	0.00	07/06/25	07/06/30	--	897,000.00	897,000.00	09/06/24
77	28000717	RT	Pleasanton	TX	Actual/360	5.026%	3,702.12	0.00	0.00	07/06/25	07/06/30	--	855,400.00	855,400.00	09/06/24
78	28000720	RT	Peoria	IL	Actual/360	5.025%	3,656.39	0.00	0.00	07/06/25	07/06/30	--	845,000.00	845,000.00	09/06/24
79	28000718	RT	Bridgeport	IL	Actual/360	5.024%	3,515.06	0.00	0.00	07/06/25	07/06/30	--	812,500.00	812,500.00	09/06/24
80	28000719	RT	Tremont	IL	Actual/360	5.023%	3,373.78	0.00	0.00	07/06/25	07/06/30	--	780,000.00	780,000.00	09/06/24
81	28000691	RT	Wheeler	TX	Actual/360	5.200%	3,172.51	0.00	0.00	07/06/25	07/06/30	--	708,500.00	708,500.00	09/06/24
Totals							4,049,325.67	9,905,835.50	0.00				1,076,607,884.92	1,066,702,049.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,856,465.66	7,702,576.14	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	26,189,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	26,057,988.63	12,567,427.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,904,210.00	2,952,105.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,196,233.90	1,975,535.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,796,572.00	3,899,151.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(287,434.00)	(1,055,358.03)	07/01/22	06/30/23	09/06/24	22,399,330.88	1,855,311.42	213,664.13	3,791,885.20	0.00	0.00
9	3,866,936.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,583,702.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,776,945.59	2,445,170.49	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,280,590.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	5,032,204.00	2,449,984.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	10,245,595.11	5,917,824.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,106,862.13	1,450,991.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	3,265,889.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,754,920.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,916,497.00	1,294,291.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,621,053.43	2,676,010.33	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,942,845.00	1,029,491.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	732,285.00	822,384.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,114,770.22	2,149,410.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,152,458.37	1,190,461.18	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	25,004.81	442,306.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	1,022.53	0.00
34	831,740.40	212,651.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	232,136.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	601,914.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	794,281.74	543,837.55	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,425,911.34	1,530,270.80	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	665,155.04	341,820.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,030,441.08	532,938.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	792,888.15	430,195.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	840,750.85	303,446.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	946,278.00	592,087.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	541,419.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	758,967.00	367,831.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	531,961.95	180,180.17	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	515,318.36	373,775.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	405,108.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	258,662.90	56,477.78	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	100,024.36	29,521.57	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	501,358.22	211,388.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	669,802.21	302,088.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	389,380.55	393,769.30	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
65	383,441.58	208,819.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	581,422.14	307,077.51	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	289,490.00	80,029.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	211,017.07	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	667,510.16	217,054.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	318,180.20	74,095.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	260,696.00	124,067.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	94,862.12	47,431.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	90,604.79	45,302.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	84,409.40	42,204.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	81,706.01	40,853.49	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	79,202.44	39,601.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	74,040.10	37,020.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	166,971,116.92	57,786,618.59				22,399,330.88	1,855,311.42	213,664.13	3,791,885.20	1,022.53	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
36	304241036	7,987,780.24	Disposition	0.00	0.00
Totals		7,987,780.24		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/24	0	0.00	0	0.00	1	49,921,743.31	0	0.00	1	0.00	0	0.00	0	0.00	1	7,987,780.24	4.365049%	4.335736%	11
08/12/24	0	0.00	0	0.00	1	50,022,069.33	0	0.00	1	8,002,476.45	0	0.00	0	0.00	0	0.00	4.367832%	4.336652%	11
07/12/24	0	0.00	0	0.00	1	50,121,984.09	0	0.00	1	8,017,112.43	0	0.00	0	0.00	0	0.00	4.367536%	4.336357%	12
06/12/24	1	6,395,434.83	0	0.00	1	50,228,131.12	0	0.00	1	8,032,750.50	0	0.00	0	0.00	0	0.00	4.367238%	4.336058%	13
05/10/24	0	0.00	0	0.00	1	50,327,201.19	0	0.00	1	8,047,262.39	0	0.00	0	0.00	0	0.00	4.366946%	4.335767%	14
04/12/24	1	6,466,188.45	0	0.00	1	50,432,534.02	0	0.00	1	8,062,780.86	0	0.00	1	6,804,043.82	0	0.00	4.366651%	4.335472%	15
03/12/24	1	6,500,887.02	0	0.00	1	50,530,766.19	0	0.00	1	8,077,169.66	0	0.00	0	0.00	0	0.00	4.365985%	4.348352%	16
02/12/24	0	0.00	0	0.00	1	50,641,988.82	0	0.00	1	8,093,639.76	0	0.00	0	0.00	0	0.00	4.365691%	4.348061%	17
01/12/24	0	0.00	0	0.00	1	50,739,362.39	0	0.00	1	8,107,902.08	0	0.00	0	0.00	0	0.00	4.365408%	4.347780%	18
12/12/23	0	0.00	1	50,836,336.80	0	0.00	0	0.00	1	8,122,105.94	0	0.00	0	0.00	0	0.00	4.365125%	4.347501%	19
11/10/23	0	0.00	1	4,793,942.70	0	0.00	0	0.00	1	8,137,327.49	0	0.00	0	0.00	0	0.00	4.364841%	4.336776%	20
10/13/23	2	11,478,259.40	0	0.00	0	0.00	0	0.00	1	8,151,410.74	0	0.00	0	0.00	0	0.00	4.364562%	4.333526%	21
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	304241008	09/06/23	11	6	213,664.13	3,791,885.20	467,425.09	51,138,324.43	10/06/23	13
Totals					213,664.13	3,791,885.20	467,425.09	51,138,324.43

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		45,954,664	45,954,664	0		0
7 - 12 Months		930,832,840	880,911,097	49,921,743		0
13 - 24 Months		78,463,824	78,463,824	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		11,450,722	11,450,722	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	1,066,702,049	1,016,780,306	0	0	49,921,743	0
Aug-24	1,076,607,885	1,018,583,339	0	0	50,022,069	8,002,476
Jul-24	1,078,519,027	1,020,379,930	0	0	50,121,984	8,017,112
Jun-24	1,080,528,042	1,015,871,726	6,395,435	0	50,228,131	8,032,751
May-24	1,082,425,045	1,024,050,581	0	0	50,327,201	8,047,262
Apr-24	1,084,420,425	1,019,458,922	6,466,188	0	50,432,534	8,062,781
Mar-24	1,093,116,632	1,028,007,809	6,500,887	0	50,530,766	8,077,170
Feb-24	1,095,214,955	1,036,479,327	0	0	50,641,989	8,093,640
Jan-24	1,097,092,716	1,038,245,451	0	0	50,739,362	8,107,902
Dec-23	1,098,963,710	1,040,005,267	0	50,836,337	0	8,122,106
Nov-23	1,100,935,118	1,088,003,847	0	4,793,943	0	8,137,327
Oct-23	1,102,792,256	1,083,162,586	11,478,259	0	0	8,151,411
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	304241008	49,921,743.31	51,138,324.43	33,200,000.00	02/13/24	(1,348,593.08)	(0.36690)	06/30/23	08/06/25	250
36	304241036	0.00	-	8,000,000.00	12/14/23	391,551.00	0.68500	12/31/23	07/06/22	250
Totals		49,921,743.31	51,138,324.43	41,200,000.00		(957,042.08)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	304241008	LO	OR	10/06/23	13

The Collateral consists of the fee-simple 1999-built, full-service hotel in Portland's financial and retail district. The Property operates as an independent hotel. The Loan was transferred on 10/10/2023 for Imminent Default due to cash flow issues.

Borrower has submitted multiple A/B modification proposals which Lender has rejected. Borrower failed to make debt service payments. Lender sent a notice of default. Counsel has been engaged to commence enforcement remedies.

Updated Phase I has been ordered.

36	304241036	RT	VA	09/22/20	7

REO Title Date: 12/8/22. Collateral consists of a multi-tenant community center that contains 118,200 square feet of rentable area situated on a 547,114 square foot site. The improvements were completed in 1990 and are in average condition.

Deferred Maintenance: Roof survey indicates replacement of the former Farm Fresh requires replacement. Recommend securing tenant for the space prior to committing to a roof replacement as there has been interest in the site as a redevelopment. Sidewalk repairs have been completed. Parking lot repairs have been completed. Leasing Summary: Thalhimer has been hired as the leasing agent. Property is currently approximately 42% occupied. Wal-Mart was previously leasing the box for short term storage however that agreement terminated 12/31/23 and they vacated. 10,096 SF of new leasing has been completed at the property. Marketing Summary: The property is currently under At-Risk contract and is expected to close 9/3/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	304241002	95,000,000.00	4.34000%	95,000,000.00	4.34000%	10	07/06/20	06/06/20	08/06/20
2	304241002	0.00	4.34000%	0.00	4.34000%	10	08/06/20	06/06/20	07/06/20
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/17/21	12/17/21	02/07/22
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/07/21	12/17/21	02/07/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	09/20/22	09/20/22	10/06/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	10/06/22	09/20/22	09/20/22
12	28000715	29,155,424.24	4.65200%	29,114,396.08	4.65200%	10	07/06/20	06/30/20	08/06/20
12	28000715	0.00	4.65200%	0.00	4.65200%	10	08/06/20	06/30/20	07/06/20
25	656100429	15,669,749.39	4.06000%	15,628,924.60	4.06000%	10	08/05/20	07/06/20	09/08/20
25	656100429	0.00	4.06000%	0.00	4.06000%	10	09/08/20	07/06/20	08/05/20
32	656100423	10,500,000.00	4.31000%	10,500,000.00	4.31000%	1	06/24/20	05/06/20	--
32	656100423	0.00	4.31000%	0.00	4.31000%	9	12/28/21	12/06/21	--
Totals		150,325,173.63		150,243,320.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	304241036 09/12/24	8,002,476.45	8,000,000.00	12,193,443.98	3,748,403.04	11,750,879.49	8,002,476.45	0.00	0.00	0.00	0.00	0.00%
71	28000689 05/12/22	1,950,809.03	1,400,000.00	1,243,975.26	602,265.93	1,192,519.18	590,253.25	1,360,555.78	0.00	60,338.47	1,300,217.31	53.07%
Current Period Totals		8,002,476.45	8,000,000.00	12,193,443.98	3,748,403.04	11,750,879.49	8,002,476.45	0.00	0.00	0.00	0.00
Cumulative Totals		9,953,285.48	9,400,000.00	13,437,419.24	4,350,668.97	12,943,398.67	8,592,729.70	1,360,555.78	0.00	60,338.47	1,300,217.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	304241036	09/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	28000689	09/12/23	0.00	0.00	1,300,217.31	0.00	0.00	(4,861.32)	0.00	0.00	1,300,217.31
		01/12/23	0.00	0.00	1,305,078.63	0.00	0.00	(55,547.23)	0.00	0.00
		07/12/22	0.00	0.00	1,360,625.86	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	1,360,555.78	0.00	0.00	1,360,555.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,300,217.31	0.00	0.00	1,300,217.31	0.00	0.00	1,300,217.31

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	10,768.64	0.00	0.00	92,101.70	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	(82,076.75)	0.00	0.00	(199,291.85)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(71,308.11)	0.00	0.00	(107,190.15)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(178,498.26)

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Supplemental Notes
February 2023 Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24Determination Date 02/06/2023Distribution Date 02/10/23Fee Type: Special Servicer Fee Fee Amount for Current Period:21,845

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30